SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) - item	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Online Lending Information Intermediary Services revenue
Revenue recognition
Number of services	2	2
Number of performance obligations	2	2
Online Lending Information Intermediary Services revenue | Minimum
Revenue recognition
Investment, annualized interest rate		0.50%	0.50%	0.50%
Online Lending Information Intermediary Services revenue | Maximum
Revenue recognition
Investment, annualized interest rate		1.50%	1.50%	1.50%
Direct lending program revenue
Revenue recognition
Number of performance obligations	2	2